Financial instruments and financial risk factors - Assets Measured at Fair Value (Details) - Recurring fair value measurement - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,072,701	$ 571,300
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,072,701	571,300
Quoted prices in active markets for identical assets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Quoted prices in active markets for identical assets (Level 1) | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Significant other observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,072,701	571,300
Significant other observable inputs (Level 2) | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,072,701	571,300
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Significant unobservable inputs (Level 3) | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0